SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Intangible assets (Details) - CNY (¥) ¥ in Millions		12 Months Ended
	Jan. 02, 2020	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	25 years
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]		Other Operating Income (Expense), Net	Other Operating Income (Expense), Net
Impairment loss on intangible assets			¥ 245
Minimum | Manachised and franchised hotels
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms		10 years
Minimum | Non-compete agreement
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms		2 years
Minimum | Purchased software
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms		3 years
Minimum | Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms		2 years
Maximum | Manachised and franchised hotels
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms		20 years
Maximum | Non-compete agreement
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms		10 years
Maximum | Purchased software
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms		10 years
Maximum | Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms		15 years